Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Dec. 29, 2011
(Delaware Tax-Free USA Intermediate Fund) | Barclays Capital 3–15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.14%
Lifetime (12/31/08 to 12/31/10)	6.25%
(Delaware Tax-Free USA Intermediate Fund) | Institutional Class
Average Annual Return:
1 Year	2.80%
Lifetime (12/31/08 to 12/31/10)	7.32%
Inception Date	Dec. 31, 2008
(Delaware Tax-Free USA Intermediate Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	2.80%
Lifetime (12/31/08 to 12/31/10)	7.33%
(Delaware Tax-Free USA Intermediate Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.13%
Lifetime (12/31/08 to 12/31/10)	6.83%
(Delaware Tax-Free USA Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
Lifetime (12/31/08 to 12/31/10)	7.52%
(Delaware Tax-Free USA Fund) | Institutional Class
Average Annual Return:
1 Year	3.15%
Lifetime (12/31/08 to 12/31/10)	10.02%
(Delaware Tax-Free USA Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	3.15%
Lifetime (12/31/08 to 12/31/10)	10.03%
(Delaware Tax-Free USA Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.83%
Lifetime (12/31/08 to 12/31/10)	9.35%
(Delaware Tax-Free USA Intermediate Fund) | Barclays Capital 3–15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
(Delaware Tax-Free USA Intermediate Fund) | Class A
Average Annual Return:
1 Year	(0.59%)
5 Years	3.05%
10 Years	4.38%
(Delaware Tax-Free USA Intermediate Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(0.59%)
5 Years	3.05%
10 Years	4.38%
(Delaware Tax-Free USA Intermediate Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.85%
5 Years	3.12%
10 Years	4.31%
(Delaware Tax-Free USA Intermediate Fund) | Class B
Average Annual Return:
1 Year	(0.60%)
5 Years	2.75%
10 Years	4.21%
(Delaware Tax-Free USA Intermediate Fund) | Class C
Average Annual Return:
1 Year	0.47%
5 Years	2.75%
10 Years	3.79%
(Delaware Tax-Free USA Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Delaware Tax-Free USA Fund) | Class A
Average Annual Return:
1 Year	(1.62%)
5 Years	2.42%
10 Years	4.07%
(Delaware Tax-Free USA Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(1.62%)
5 Years	2.42%
10 Years	4.07%
(Delaware Tax-Free USA Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.56%
5 Years	2.68%
10 Years	4.41%
(Delaware Tax-Free USA Fund) | Class B
Average Annual Return:
1 Year	(1.82%)
5 Years	2.30%
10 Years	3.89%
(Delaware Tax-Free USA Fund) | Class C
Average Annual Return:
1 Year	1.13%
5 Years	2.58%
10 Years	3.75%